Discontinued Operations and Divestitures - Summary of Company's Operating Results and Certain Other Directly Attributable Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax	$ (1,203)	$ (930)	$ (1,310)
NAI Banners [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	17,230	18,764	20,177
Loss before income taxes from discontinued operations	(1,238)	(876)	(1,263)
Income tax provision (benefit)	(35)	54	47
Loss from discontinued operations, net of tax	$ (1,203)	$ (930)	$ (1,310)